FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Due to related companies	$ 1,557	¥ 11,361	¥ 9,069
Due to the Shareholder			85,673
Lease liabilities			360	¥ 2,915
Total [Member]
IfrsStatementLineItems [Line Items]
Trade payables	38	280	100
Financial liabilities in other payables and accruals	262	1,910	7,864
Due to related companies	1,557	11,361	9,069
Due to the Shareholder	10,766	78,567	85,673
Lease liabilities			366
Trade and other payables	12,623	92,118	103,072
On demand [member]
IfrsStatementLineItems [Line Items]
Trade payables	38	280	100
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities
Trade and other payables	38	280	100
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables
Financial liabilities in other payables and accruals	262	1,910	7,864
Due to related companies	1,557	11,361	9,069
Due to the Shareholder			85,673
Lease liabilities			366
Trade and other payables	1,819	13,271	102,972
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder	10,766	78,567
Lease liabilities
Trade and other payables	10,766	78,567
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities
Trade and other payables